Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Securities Act File Number	1-14978
Entity Registrant Name	Smith & Nephew plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Building 5, Croxley Park, Hatters Lane
Entity Address, City or Town	Watford
Entity Address, Country	GB
Entity Address, Postal Zip Code	WD18 8YE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte LLP	KPMG LLP
Auditor Firm ID	1147	1118
Auditor Location	London, United Kingdom	London, United Kingdom
Entity Common Stock, Shares Outstanding	877,704,186
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0000845982
Amendment Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document and Entity Information
Entity Address, Address Line One	Building 5, Croxley Park, Hatters Lane
Entity Address, City or Town	Watford
Entity Address, Country	GB
Entity Address, Postal Zip Code	WD18 8YE
City Area Code	1923
Local Phone Number	477340
Contact Personnel Name	Helen Barraclough
Contact Personnel Email Address	helen.barraclough@smith-nephew.com
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	SNN
Security Exchange Name	NYSE
Ordinary Shares
Document and Entity Information
Title of 12(b) Security	Ordinary Shares of 20¢ each
No Trading Symbol Flag	true
2.032% Notes due 2030
Document and Entity Information
Title of 12(b) Security	2.032% Notes due 2030
Trading Symbol	SNN 30
Security Exchange Name	NYSE
4.565% Notes due 2029
Document and Entity Information
Title of 12(b) Security	4.565% Notes due 2029
Trading Symbol	SNN29
Security Exchange Name	NYSE
5.15% Notes due 2027
Document and Entity Information
Title of 12(b) Security	5.15% Notes due 2027
Trading Symbol	SNN27
Security Exchange Name	NYSE
5.40% Notes due 2034
Document and Entity Information
Title of 12(b) Security	5.40% Notes due 2034
Trading Symbol	SNN34
Security Exchange Name	NYSE